Note 11 - Income Per Common Share - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Jul. 30, 2022
Statement Line Items [Line Items]
Net income (loss)	$ 10,003	$ 5,720	$ 29,683	$ 16,229	$ 16,229
Less: dividends on preferred shares	(247)	(247)	(741)	(741)
Profit (loss), attributable to ordinary equity holders of parent entity	$ 9,756	$ 5,473	$ 28,942	$ 15,488
Weighted average number of common shares outstanding (in shares)	25,957,755	27,441,082	26,386,915	27,441,082
Income per common share: (in CAD per share)	$ 0.38	$ 0.20	$ 1.10	$ 0.56